Equity-Accounted Investees - Asanko Gold (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [line items]
Investment in joint ventures	$ 173.1	$ 233.3
Acquisition-date fair value of total consideration transferred [abstract]
Non-current assets	5,927.7	5,713.0
Non-current liabilities	(2,396.3)	(2,728.1)
Current liabilities	(822.4)	(916.5)
Investment in joint ventures	173.1	233.3
Revenue	4,195.2	3,892.1	$ 2,967.1
Depreciation and amortisation	(713.2)	(661.3)	(610.0)
Other expenses	(49.2)	(11.5)	(67.6)
Royalties	(112.4)	(105.0)	(73.7)
Profit for the year	829.5	745.4	174.7
Property, plant and equipment	5,079.1	4,771.2
Cash and cash equivalents	524.7	886.8	$ 515.0	$ 219.7
Asanko Gold
Acquisition-date fair value of total consideration transferred [abstract]
Cash and cash equivalents	49.2	64.3
Asanko Gold
Disclosure of joint operations [line items]
Initial investment at cost	86.9	86.9
Share of accumulated profit brought forward	51.5	3.0
Share of profit after taxation before impairment	23.4	48.5
Cumulative impairment	(102.3)	(49.5)
Investment in joint ventures	59.5	88.9
Acquisition-date fair value of total consideration transferred [abstract]
Non-current assets	290.5	392.9
Current assets	170.7	170.6
Non-current liabilities	(81.0)	(71.8)
Current liabilities	(68.5)	(109.7)
Net assets	311.7	382.0
Less: Shika redeemable preference shares	(186.4)	(196.4)
Net assets attributable to ordinary share holders	125.3	185.6
Group's share of net assets	59.5	88.9
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	(129.9)	(129.9)
Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	51.5	3.0
Share of profit after taxation before impairment	23.4	48.5
Impairment	(102.3)	(49.5)
Investment in joint ventures	59.5	88.9
Revenue	382.4	418.1
Production costs	(247.0)	(222.5)
Depreciation and amortisation	(45.3)	(50.9)
Other expenses	(19.1)	(16.0)
Royalties	(19.1)	(20.9)
Profit for the year	51.9	107.8
Group's share of profit before impairment	23.4	48.5
Groups share of impairment	(52.8)	(49.5)
Group's share of total comprehensive income after impairment	(29.4)	(1.0)
Property, plant and equipment	39.6
Asanko Gold | 2020 impairment trigger
Acquisition-date fair value of total consideration transferred [abstract]
Impairment loss recognised in joint venture	$ 52.8	$ 49.5